Segment Information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item
Assets	$ 119,213	[1]	$ 116,433	$ 113,452
Unallocated amounts
Deferred tax assets	11,428		10,916
Plant, other property and equipment	13,996		13,883
Pension assets	945		2,843
Total segments
Segment Reporting, Asset Reconciling Item
Assets	97,310		91,557	89,292
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(4,943)		(5,407)	(5,515)
Unallocated to segments
Unallocated amounts
Cash and marketable securities	9,779		10,575	10,113
Notes and accounts receivable	3,769		3,526	3,762
Deferred tax assets	5,194		4,865	4,494
Plant, other property and equipment	2,555		2,918	3,067
Pension assets	945		2,837	3,060
Other	$ 4,604		$ 5,562	$ 5,178

[1]	Amounts may not add due to rounding.